Oct. 30, 2023
O'Shaughnessy Market Leaders Value Fund
O’Shaughnessy Market Leaders Value Fund
Investment Objective
The O’Shaughnessy Market Leaders Value Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the tables or examples below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$54	$170	$296	$665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.50% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to, American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities. O’Shaughnessy Asset Management, LLC (the “Adviser”) employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market.
The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume. The Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase. While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case. An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases. Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.
The Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e., ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.
Principal Risks of Investing in the Fund
Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund’s Class I shares from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.
Calendar Year Total Return as of December 31 – Class I

The Fund’s calendar year-to-date return as of September 30, 2023 was 6.23%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.85% for the quarter ended December 31, 2020 and the lowest quarterly return was -30.77% for the quarter ended March 31, 2020.
Average Annual Total Returns (for the period ended December 31, 2022)

Class I Shares	1 Year	5 Years	Since Inception (02/26/2016)
Return Before Taxes	-6.24%	6.43%	10.93%
Return After Taxes on Distributions	-7.83%	5.44%	10.00%
Return After Taxes on Distributions and Sale of Fund Shares	-2.51%	4.92%	8.72%
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	-7.54%	6.67%	10.06%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.